Other Non-Current Liabilities - Summary of Other Non-Current Liabilities (Detail) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Other non-current liabilities
Unrecognized tax benefit	¥ 65,080	$ 9,436	¥ 48,903
Contingent consideration, non-current portion	1,800	261	1,800
Total	¥ 66,880	$ 9,697	¥ 50,703